Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net income	$ 14,438,000	$ 10,831,000	$ 30,708,000	$ 37,227,000	$ 119,020,000	$ 51,026,000	$ 21,028,000	$ 33,967,000	$ 93,204,000	$ 225,041,000	$ 120,379,000
Depreciation and amortization expense for financial reporting purposes in excess of amounts for income tax purposes									35,125,000	47,346,000	29,892,000
Rental income accrued for income tax purposes less than amounts for financial reporting purposes									(10,422,000)	(9,380,000)	(528,000)
Net amortization of above/below-market lease intangibles for financial reporting purposes in excess of amounts for income tax purposes									(5,324,000)	(6,605,000)	(5,573,000)
Gain on disposal of property for financial reporting purposes in excess of amounts for income tax purposes									(7,967,000)	(66,410,000)	(9,254,000)
Taxable income of Piedmont Washington Properties, Inc., in excess of amount for financial reporting purposes									2,662,000	4,515,000	5,096,000
Other expenses for financial reporting purposes in excess of amounts for income tax purposes									14,361,000	(2,072,000)	9,570,000
Income tax basis net income, prior to dividends paid deduction									121,639,000	192,435,000	149,582,000
Ordinary income									73.00%	61.00%	69.00%
Capital gains									16.00%	27.00%	0.00%
Return of capital									11.00%	12.00%	31.00%
Common Stock Dividends, Percent									100.00%	100.00%	100.00%
Tax Basis Of Total Assets	4,100,000,000								4,100,000,000
Accrued interest and penalties related to uncertain tax positions	$ 6,700,000				$ 6,700,000				$ 6,700,000	$ 6,700,000